Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 21 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of June 30,
	2022	2021
ASSETS
Current assets:
Cash and cash equivalents	$115,901	$12,975,407
Amounts due from subsidiaries	22,776,226	7,576,560
Prepayments, deposits and other assets, net	378,836	382,807
Total Current Assets	23,270,963	20,934,774

Non-Current assets:
Investments in subsidiaries	50,416,453	36,295,558
Total Assets	$73,687,416	$57,230,332

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Salaries and benefits payable	-	541,285
Amounts due to subsidiaries	7,134,543	-
Total Current Liabilities	7,134,543	541,285
Total Liabilities	$7,134,543	$541,285

Shareholders’ Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 22,444,822 shares issued and outstanding as of June 30, 2022; 20,293,552 shares issued and outstanding as of June 30, 2021*	2,244	2,029
Additional paid-in capital	55,705,209	48,516,695
Accumulated retained earnings	11,395,668	6,940,240
Accumulated other comprehensive (loss) income	(550,248)	1,230,083

Total Shareholders’ Equity	66,552,873	56,689,047

Total Liabilities and Shareholders’ Equity	$73,687,416	$57,230,332

Condensed statements of comprehensive income

	For the years ended June 30,
	2022	2021	2020

General and administrative expenses	$(7,640,065)	$(6,267,334)	$(5,505,559)
Share of profit in subsidiaries, net (Note a)	12,060,619	13,202,527	8,404,632
Other income	34,874	6,365	46,904
Other expenses	-	(124,986)	(7,739)

Income before income tax	4,455,428	6,816,572	2,938,238
Provision for income tax	-	-	-
Net income	4,455,428	6,816,572	2,938,238

Other comprehensive (loss) income
Foreign currency translation (loss) gain	$(1,780,331)	$2,592,748	$(549,015)

Comprehensive income	$2,675,097	$9,409,320	$2,389,223

Condensed statements of cash flows

	For the years ended June 30,
	2022	2021	2020
Net cash used in operating activities	$(20,091,683)	$(2,107,118)	$(3,586,857)
Net cash provided by financing activities	7,395,038	14,799,107	200,000
Effect of exchange rate changes on cash	(162,861)	101,905	97,179
Net (decrease) increase in cash and cash equivalents	(12,859,506)	12,793,894	(3,289,678)
Cash and cash equivalents, at the beginning of the year	$12,975,407	$181,513	$3,471,191
Cash, cash equivalents at the end of the year	$115,901	$12,975,407	$181,513

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss are shown as “Share of profit in subsidiaries, net” on the statements of comprehensive income.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.